Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants
Schedule of warrants issued but not exercised

As at June 30, 2022 and December 31, 2021 the following warrants were issued but not exercised and therefore recorded as a liability:

	June 30,	December 31,
	2022	2021
	Number	Number
Public Warrants	15,265,136	15,265,146
Mudrick Warrants	4,000,000	4,000,000
MWC Options	—	2,000,000
Outstanding, end of period	19,265,136	21,265,146
As at December 16, 2021 and December 31, 2021 the following warrants were issued but not exercised:

Number
Public Warrants	15,265,146
Mudrick Warrants	4,000,000
MWC Options	2,000,000
21,265,146

Schedule of change in fair value of warrants

Financial liabilities at fair value through profit and loss:

	June 30, 2022			December 31, 2021
	£000			£000
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Convertible Senior Secured Notes	—	—	92,450	—	—	112,799
Warrant liabilities	6,187	—	—	10,730	—	—
	6,187	—	92,450	10,730	—	112,799

Recorded as a liability, the following shows the change in fair value during the year ended December 31, 2021:

£ 000
January 1, 2021	—
Additions	17,801
Change in fair value recognised in profit or loss	(6,817)
Foreign exchange movements	(254)
December 31, 2021	10,730

Schedule of estimated fair value of market inputs

December 31, 2021
Spot	$10.68
Strike	$10.00
Risk-free rate (%)	0.05
Dividend yield	—
Maximum term to exercise	4
Volatility (%)	50

Schedule of expense

£ 000
American (2,625,000 warrants)	21,186
Avolon (6,378,600 warrants)	51,481
Avolon commercial (3,765,000 warrants)	30,386
Virgin (2,625,000 warrants)	8,558
111,611